Long-Term Debt - Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term debt	$ 1,769,632	$ 2,029,076
Less current portion	248,385	229,365
Total	1,521,247	1,799,711
U.S. Dollar-denominated Revolving Credit Facilities due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	812,509	1,246,360
Norwegian Kroner Bonds due in 2013 and 2017 [Member]
Debt Instrument [Line Items]
Long-term debt	215,641	100,417
U.S. Dollar-denominated Term Loans due through 2018 [Member]
Debt Instrument [Line Items]
Long-term debt	213,993	238,867
U.S. Dollar-denominated Term Loans due through 2023 [Member]
Debt Instrument [Line Items]
Long-term debt	$ 527,489	$ 443,432